Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liabilities, Noncurrent	$ 38,663	$ 14,907
Total derivatives - Assets	2,216	1,085
Total derivatives - Liabilites	56,883	18,807
Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	0	391
Subtotal - Liabilities	40,439	15,223
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	131
Derivative Liability, Current	10,445	3,024
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	0	260
Derivative Liabilities, Noncurrent	29,994	12,199
Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	2,216	694
Subtotal - Liabilities	16,444	3,584
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	112	121
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	0	0
Derivative Liabilities, Noncurrent	0	66
Not Designated as Hedging Instrument [Member] | Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	520
Derivative Liability, Current	7,451	755
Not Designated as Hedging Instrument [Member] | Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	0	27
Derivative Liabilities, Noncurrent	8,457	2,642
Not Designated as Hedging Instrument [Member] | Put Option [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	1,481	0
Derivative Liability, Current	213	0
Not Designated as Hedging Instrument [Member] | Put Option [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	730	0
Derivative Liabilities, Noncurrent	211	0
Not Designated as Hedging Instrument [Member] | Call Option [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	5	147
Derivative Liability, Current	0	0
Not Designated as Hedging Instrument [Member] | Call Option [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	0	0
Derivative Liabilities, Noncurrent	$ 0	$ 0